Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 121,466	$ 77,335
Prepaid expenses	2,825	2,342
Other current assets	3	371
Total current assets	124,294	80,048
Restricted cash	3,252	3,253
Property and equipment, net	1,056	998
Lease right-of-use assets—finance, net	1,763	2,069
Lease right-of-use assets—operating	9,442	10,708
Total assets	139,807	97,076
Current liabilities:
Accounts payable	3,794	2,678
Taxes payable	157	506
Accrued expenses and other current liabilities	7,873	6,420
Accrued bonuses	2,810	1,911
Current portion of lease liabilities—finance	518	547
Current portion of lease liabilities—operating	2,087	2,287
Total current liabilities	17,239	14,349
Non-current liabilities
Non-current portion of lease liabilities—finance	1,247	1,648
Non-current portion of lease liabilities—operating	7,786	9,000
Total liabilities	26,272	24,997
Commitments and contingencies (Note 12)
Stockholders' equity (deficit):
Common stock, $0.0001 par value, 500,000,000 shares authorized as of December 31, 2023; 26,668,485 shares issued and 26,646,378 shares outstanding as of December 31, 2023; 18,125,051 shares authorized as of December 31, 2022; 1,648,734 shares issued and 1,607,185 shares outstanding as of December 31, 2022	3	0
Additional paid-in capital	295,372	2,492
Accumulated deficit	(181,840)	(115,446)
Total stockholders' equity (deficit)	113,535	(112,954)
Total liabilities, preferred stock and stockholders' equity (deficit)	139,807	97,076
Series A Convertible Preferred Stock
Non-current liabilities
Convertible preferred stock	0	85,268
Series B Convertible Preferred Stock
Non-current liabilities
Convertible preferred stock	$ 0	$ 99,765